Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details)		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Receivables from third-parties	[1]	¥ 14,209,302		¥ 33,394,000
Prepaid service fees	[2]	8,895,648		9,242,982
Advance to suppliers		418,645		618,035
Deductible input value-added tax		403,247		330,399
Security deposits		300,088		296,956
Staff allowance		182,680		177,115
Others		13,476		16,360
Total		¥ 24,423,086	$ 3,492,455	¥ 44,075,847

[1]	In 2025, the Group entered into three separate agreements with third parties, with details and subsequent advance payment recovery as follows: (a) A software development agreement: The Group made an advance payment of RMB3,200,000 in accordance with the agreement. During the six months ended December 31, 2025, due to the Group’s business strategy adjustment, this agreement was terminated, and the service provider agreed to fully refund the advance payment. As of December 31, 2025, the prepayment was fully collected. (b) A market development agreement: The Group made an advance payment of RMB12,285,000 pursuant to the agreement. During the six months ended December 31, 2025, due to the Group’s business strategy adjustment, this agreement was terminated, and the service provider agreed to fully refund the advance payment. As of December 31, 2025, the advance payment was fully recovered. (c) An electric bus purchase agreement: The Group made an advance payment of RMB17,909,000 (US$2,500,000) in accordance with the agreement terms. Due to the adjustment of the Group’s business strategy, this agreement was terminated, and the supplier has agreed to fully refund the advance payment. The two parties reached a consensus on the repayment schedule: US$500,000 to be repaid by October 31, 2025; US$500,000 to be repaid by December 31, 2025; US$500,000 to be repaid by February 28, 2026; and US$1,000,000 to be repaid by April 30, 2026. During the six months ended December 31, 2025, US$500,000 (equivalent to RMB3,496,550) was recovered in the form of stable coins (USD Coins). As of the date of this report, US$2,000,000 (equivalent to RMB13,986,200) was recovered and the Group expected the remaining amount to be recovered in accordance with the agreed schedule.
[2]	In February 2025, the Group made a prepayment of RMB17,909,000 ($2,500,000) for strategic consulting services provided by a third party covered by a two-year term. The strategic service agreement entered was non-cancellable. For the six months ended December 31, 2025, the Group recognized RMB4,051,867 ($626,712) of the prepayment as general and administrative expenses in the unaudited consolidated statements of operations and comprehensive loss. As of December 31, 2025, the Group classified the current portion of the remaining prepayment, amounting to RMB8,765,324 ($1,253,425), under prepaid expenses and other current assets, and the non-current portion of RMB407,133 ($58,219) under other non-current assets.